Annual Fund Operating Expenses - Volumetric Fund	Dec. 31, 2022
Operating Expenses:
Management Fee*	1.89%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses**	none	[2]
Total Annual Fund Operating Expenses	1.89%

[1]	Pursuant to an investment advisory agreement (the “Agreement”) between the Fund and the Adviser, the Adviser, in addition to providing investment advice, pays most expenses of the Fund, as described under the section titled “Management of the Fund”. As compensation, the Fund pays the Adviser a fee, payable monthly, at the annual rate of: 2.00% of the average daily net assets of the Fund on the first $10 million of the average daily net assets; 1.90% of such net assets from $10 million to $25 million;1.80% of such net assets from $25 million to $50 million; 1.50% of such net assets from $50 million to $100 million; and 1.25% of such net assets over $100 million. For the fiscal year ended December 31, 2022, the management fee was equal to 1.89% of daily average net assets.
[2]	Other Expenses include less than 0.01% (1 basis point) of Acquired Fund Fees and Expenses (“AFFE”). AFFE are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.